Benefit Plans - Allstate 401(k) savings plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Principal balance of note from ESOP	$ 2,000,000
Interest rate on note from ESOP (as a percent)	7.90%
Company's contribution to the Allstate Plan	$ 89,000,000	$ 81,000,000	$ 80,000,000
ESOP benefit computed
Interest expense recognized by ESOP	0	0	1,000,000
Less: dividends accrued on ESOP shares	(1,000,000)	(1,000,000)	(3,000,000)
Cost of shares allocated	0	3,000,000	7,000,000
Compensation expense	(1,000,000)	2,000,000	5,000,000
Reduction of defined contribution due to ESOP	1,000,000	38,000,000	60,000,000
ESOP benefit	(2,000,000)	(36,000,000)	(55,000,000)
Contributions to ESOP	$ 0	1,000,000	2,000,000
Committed to be released ESOP shares (in shares)	0
Allocated ESOP shares (in shares)	39,000,000
Unallocated ESOP shares (in shares)	400,000
Defined contribution plan expense for eligible employees of Canadian insurance subsidiaries and Sterling	$ 15,000,000	$ 12,000,000	$ 10,000,000